SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR (Details) - Customer Concentration Risk [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk	67.00%			38.00%
Customer A [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable	$ 39,800
Customer B [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk	10.00%		87.00%	22.00%
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable	$ 39,679
Customer C [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk		97.00%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable